                                                  Registration No. 333-106295

As filed with the Securities and Exchange Commission on July 7, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. 3                                     / X /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Multiple Strategies Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.
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The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers QM Active Balanced Fund and
Prospectus for Oppenheimer Multiple Strategies Fund - Incorporated by
Reference to Pre-Effective Amendment No. 1, (File No. 333-106295) filed on
June 27, 2003.

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund -
Incorporated by Reference to Initial Filing (File No. 333-106295) on June 20,
2003.

Proxy Card - Incorporated by Reference to Initial Filing (File No. 333-106295)
on June 20, 2003.
Shareholder Letter - Incorporated by Reference to Initial Filing (File No.
333-106295) on June 20, 2003.
Voting Instructions - Incorporated by Reference to Initial Filing (File No.
333-106295) on June 20, 2003.
Notice of Meeting - Incorporated by Reference to Initial Filing (File No.
333-106295) on June 20, 2003.

Part B

Statement of Additional Information to Prospectus and Proxy Statement -
Incorporated by reference, in its entirety, to Part B filed with the Initial
Filing (File No. 333-106295) on June 20, 2003, and Pre-Effective Amendment
No.1, filed on June 27, 2003 and Pre-Effective Amendment No. 2, filed on July
1, 2003.

Part C

Other Information
Signatures
Exhibits

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
                                  FORM N-14A

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

(1)   Amended  and  Restated  Declaration  of Trust dated  3/6/97:  Previously filed with Registrant's  Post-Effective Amendment No. 29 to Registrant's
      registration statement,  (Reg. No. 2-86903),  11/24/97, and incorporated herein by reference.

(2)   Amended  and  Restated  By-Laws  dated  6/4/98:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   32   to   Registrant's
      registration  statement,  (Reg. No. 2-86903),  1/29/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and Plan of  Reorganization:  See  Exhibit A to Part A of the
      Registration Statement:  Previously filed with Registrant's N-14 filing,
      (File No. 333-106295), 06/20/03, and incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (ii) Specimen  Class  B  Share   Certificate:   Previously   filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (iii)    Specimen  Class  C Share  Certificate:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
      Registrant's   Post   Effective   Amendment   No.  37  to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

(6)   (i) Amended and Restated  Investment  Advisory Agreement dated 12/11/97:
      Previously filed with  Registrant's  Post-Effective  Amendment No. 30 to
      Registrant's  Registration  Statement (Reg. No. 2-86903),  1/22/98,  and
      incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement dated 12/10/92:  Previously  filed with  Registrant's  Post-Effective  Amendment  No.  15  to  Registrant's
      Registration  Statement,  (Reg.  No.  2-86903),  4/19/93,  refiled  with
      Registrant's  Post-Effective  Amendment No. 20, 3/2/95, pursuant to Item
      102 of Regulation S-T and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
      OppenheimerFunds    Distributor,    Inc.:    Previously    filed    with
      Post-Effective  Amendment  No.  45  to  the  Registration  Statement  of
      Oppenheimer   High  Yield  Fund  (Reg.  No.  2-62076),   10/26/01,   and
      incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form    of    Deferred     Compensation    Plans    for    Disinterested
Trustees/Directors:

      (i) Amended and Reinstated  Retirement Plan for Non-Interested  Trustees
      or  Directors  dated  8/9/01:   Previously  filed  with   Post-Effective
      Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold &
      Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,  and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation   Plan   for   Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      26 to the Registration  Statement of Oppenheimer Gold & Special Minerals
      Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   Global Custody  Agreement  dated August 16, 2002 between  Registrant and
      JP Morgan Chase Bank:  Previously  filed with  Post-Effective  Amendment
      No. 9 to the Registration  Statement of Oppenheimer  International  Bond
      Fund  (Reg.  No.  33-58383),   11/21/02,   and  incorporated  herein  by
      reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement for Class A shares
      dated  4/11/02:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  37 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 11/21/02, and incorporated herein by reference.

      (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares
      dated  2/12/98:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  30 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 1/22/98, and incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for Class C shares
      dated  2/12/98:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  30 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 1/22/98, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares
      dated  10/12/00:   Previously  filed  with  Registrant's  Post-Effective
      Amendment  No.  37 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 11/21/02, and incorporated herein by reference.

(11)  Opinion  and Consent of Counsel:  Opinion of Mayer,  Brown,  Rowe & Maw:
      Previously filed with Registrant's N-14 filing,  (File No.  333-106295),
      6/20/03, and incorporated herein by reference.

(12)  Tax Opinion Relating to the Reorganization:  Tax Opinion of Deloitte and
      Touche LLP:  Previously filed with  Registrant's  N-14A filing (File No.
      333-106295), 6/27/03, and incorporated herein by reference.

(13)  N/A.

(14)  (i)  Consent of Deloitte and Touche LLP: Filed herewith.

      (ii)  Consent  of KPMG LLP:  Previously  filed with  Registrant's  N-14A filing  (File  No.  333-106295),  6/27/03,  and  incorporated  herein by reference.

(15)  N/A.

(16)  (i)  Powers  of  Attorney  for  all   Trustees/Directors  and  Principal
      Officers  except  for  Joel W.  Motley  and  John V.  Murphy  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging
      Growth Fund (Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
      Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust (Reg.
      No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
      Resolution):  Previously  filed with  Post-Effective  Amendment No. 8 to the Registration  Statement of Oppenheimer  International  Small Company
      Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings

(1)   N/A.

(2)   N/A.

(3) The undersigned  registrant agrees to file, in a post-effective  amendment to the Registration  Statement, a final tax opinion and consent relating to the Reorganization within a reasonable time within the Closing Date.

(4) Insofar as  indemnification  for liability  arising  under the  Securities
   Act of  1933  may be  permitted  to  directors,  officers  and  controlling persons  of  the  registrant  pursuant  to  the  foregoing  provisions,  or otherwise,  the  registrant  has been  advised  that in the  opinion of the
   Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the  payment  by the  registrant  of  expenses  incurred  or paid by a
   director,   officer  or  controlling   person  of  the  registrant  in  the
   successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities being  registered,  the  registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling  precedent,  submit to a
   court   of   appropriate    jurisdiction    the   question   whether   such
   indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 7th day of July, 2003.

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                        By:  /s/  John V. Murphy*
                         -------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                    Date

/s/ Clayton K. Yeutter*       Chairman of the               July 7, 2003
------------------------------Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the          July 7, 2003
----------------------------- Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal          July 7, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          July 7, 2003
----------------------------- Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       July 7, 2003
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                       July 7, 2003
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       July 7, 2003
---------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*           Trustee                       July 7, 2003
---------------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                       July 7, 2003
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                       July 7, 2003
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       July 7, 2003
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       July 7, 2003
---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                     July 7, 2003
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MULTIPLE STRATEGIES FUND

                                    EXHIBIT INDEX

Exhibit No.                         Description

16(14)(i)               Consent of Deloitte and Touche LLP